Quarterly Holdings Report
for
Fidelity® Municipal Income 2023 Fund
September 30, 2022
M23-NPRT1-1122
1.958060.109
Municipal Bonds - 96.9%
	Principal Amount (a)	Value ($)
Alabama - 3.0%
Birmingham Arpt. Auth. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	329,002
Black Belt Energy Gas District Series 2022 E, 5% 6/1/23	600,000	604,321
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	500,000	503,580
Series 2016 B, 5% 3/1/23	150,000	151,074
TOTAL ALABAMA		1,587,977
Arizona - 5.7%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	311,771
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	242,370
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	300,000	304,070
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (b)	380,000	384,120
Series 2017 A, 5% 7/1/23 (b)	1,000,000	1,010,843
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	101,401
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	450,000	455,872
Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	253,262
TOTAL ARIZONA		3,063,709
California - 5.2%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	110,734
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	121,011
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	304,357
Series A, 5% 7/1/23	670,000	679,731
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23 (Escrowed to Maturity)	200,000	195,935
Univ. of California Revs. Bonds Series 2013 AK, 5%, tender 5/15/23 (c)	1,155,000	1,168,957
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	201,729
TOTAL CALIFORNIA		2,782,454
Colorado - 3.4%
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	1,500,000	1,518,129
Series 2014 A, 5% 6/1/23	200,000	202,288
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	101,235
TOTAL COLORADO		1,821,652
Connecticut - 3.9%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/23	175,000	177,051
Series 2018 C, 5% 6/15/23	200,000	202,632
Series 2019 A, 5% 4/15/23	200,000	202,050
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2022 L, 5% 7/1/23	175,000	177,052
Series K1, 5% 7/1/23	500,000	503,045
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	100,855
Univ. of Connecticut Gen. Oblig. Series 2022 A, 5% 5/1/23	700,000	707,690
TOTAL CONNECTICUT		2,070,375
District Of Columbia - 2.5%
District of Columbia Income Tax Rev. Series 2020 C, 5% 5/1/23	1,300,000	1,314,578
Florida - 6.1%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	252,986
Series 2015 B, 5% 7/1/23	45,000	45,538
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	506,598
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	297,929
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	537,229
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	500,000	505,916
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	200,573
Series 2014 B, 5% 7/1/23	90,000	90,910
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	30,311
Series 2015 D, 5% 2/1/23	650,000	653,902
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	146,914
TOTAL FLORIDA		3,268,806
Georgia - 1.6%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (c)	300,000	298,597
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	210,929
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/23	325,000	327,674
TOTAL GEORGIA		837,200
Illinois - 9.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	200,748
Chicago Park District Gen. Oblig. Series 2021 E, 4% 1/1/23	260,000	260,387
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	504,903
Illinois Fin. Auth. Rev.:
Series 2016 E, 5% 2/15/23	125,000	125,837
Series 2019, 5% 4/1/23	500,000	504,114
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	297,728
Series 2014, 5% 2/1/23	250,000	251,152
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	512,629
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	205,000	208,192
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	822,791
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	502,838
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	135,954
Series 2002:
5.7% 6/15/23	45,000	45,552
5.7% 6/15/23 (Escrowed to Maturity)	50,000	50,827
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	505,131
TOTAL ILLINOIS		4,928,783
Indiana - 2.2%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	587,782
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	501,871
Series 2021 A, 5% 6/1/23	100,000	101,190
TOTAL INDIANA		1,190,843
Kentucky - 0.5%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	276,491
Louisiana - 2.2%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (c)	45,000	44,669
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,140,000	1,152,747
TOTAL LOUISIANA		1,197,416
Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	199,720
Maryland - 0.9%
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	507,078
Massachusetts - 4.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	126,997
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,890
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	232,376
Series 2019 A, 5% 7/1/23	200,000	201,949
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (b)	135,000	136,464
Massachusetts Gen. Oblig.:
Bonds Series 2020 A, 5%, tender 6/1/23 (c)	1,000,000	1,011,962
Series 2, 5% 4/1/23	300,000	302,982
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	550,909
TOTAL MASSACHUSETTS		2,614,529
Michigan - 1.9%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,743
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	196,259
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	394,659
Michigan Fin. Auth. Rev. Series 2022, 5% 4/15/23	275,000	277,572
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	101,121
TOTAL MICHIGAN		1,020,354
Minnesota - 0.5%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	251,403
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (c)	500,000	488,977
Nevada - 2.6%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (c)	585,000	579,270
Clark County School District Series 2018 A, 5% 6/15/23	450,000	454,769
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	383,498
TOTAL NEVADA		1,417,537
New Jersey - 7.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	251,173
Carteret School District Series 2020, 2% 2/1/23	300,000	298,357
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	553,557
Series 2015 XX, 5% 6/15/23	250,000	252,650
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	101,349
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	202,610
Series 2013, 5% 7/1/23	200,000	202,684
Series 2016 A:
5% 7/1/23	250,000	253,170
5% 7/1/23 (Escrowed to Maturity)	90,000	91,115
Series 2016, 5% 7/1/23	950,000	961,488
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	242,639
New Jersey Trans. Trust Fund Auth. Series 2004 A, 5.75% 6/15/23	255,000	259,184
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	151,588
TOTAL NEW JERSEY		3,821,564
New Mexico - 0.3%
New Mexico Severance Tax Rev. Series 2015 A, 5% 7/1/23	175,000	177,374
New York - 7.1%
Hudson Yards Infrastructure Corp. New York Rev. Series A, 4% 2/15/23	250,000	250,823
Monroe County Gen. Oblig. Series 2019 A, 5% 6/1/23	250,000	253,122
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	101,268
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	353,154
Series 2014 B, 5% 7/1/23	285,000	287,568
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	100,789
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	534,914
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	176,548
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	720,000	723,982
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/23	730,000	736,359
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	304,025
TOTAL NEW YORK		3,822,552
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey Series 189, 5% 5/1/23	510,000	515,427
North Carolina - 0.4%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	100,753
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (b)	100,000	100,836
TOTAL NORTH CAROLINA		201,589
Ohio - 3.7%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	401,629
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	740,000	746,911
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	100,486
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	200,868
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	505,196
TOTAL OHIO		1,955,090
Oregon - 0.9%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	249,421
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	252,766
TOTAL OREGON		502,187
Pennsylvania - 3.5%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	202,144
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	328,505
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	101,048
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	389,741
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	325,000	327,960
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	101,158
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	101,379
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/23	340,000	343,578
TOTAL PENNSYLVANIA		1,895,513
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.25% 7/1/23	200,000	200,895
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	252,411
South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	101,180
South Dakota - 0.3%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	151,847
Tennessee - 1.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	202,095
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	530,000	529,660
TOTAL TENNESSEE		731,755
Texas - 5.7%
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (c)	1,300,000	1,303,275
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/23	610,000	616,552
Series 2015 B, 5% 5/15/23	250,000	252,685
Series 2022, 5% 5/15/23 (Assured Guaranty Muni. Corp. Insured)	400,000	404,296
North Texas Tollway Auth. Rev. Series 2017 B, 5% 1/1/23	475,000	477,044
TOTAL TEXAS		3,053,852
Utah - 0.9%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/23	500,000	507,539
Virginia - 1.4%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	200,000	198,431
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	251,327
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	201,982
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (c)	100,000	98,836
TOTAL VIRGINIA		750,576
Washington - 3.1%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	252,619
Series 2015 B, 5% 3/1/23	250,000	251,821
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	303,157
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	301,780
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	156,576
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	383,981
TOTAL WASHINGTON		1,649,934
Wisconsin - 0.9%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	505,789
Wyoming - 0.5%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	286,099
TOTAL MUNICIPAL BONDS (Cost $52,417,284)		51,923,055

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (d)(e) (Cost $367,000)	366,927	367,000

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $52,784,284)	52,290,055
NET OTHER ASSETS (LIABILITIES) - 2.4%	1,266,519
NET ASSETS - 100.0%	53,556,574

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	3,553,999	2,461,001	5,648,000	3,985	-	-	367,000	0.0%
Total	3,553,999	2,461,001	5,648,000	3,985	-	-	367,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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